Note 10 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	2018			2017
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
	(In thousands)
Long-term debt, including current portion	$417,834	$417,485	$332,633	$332,926

Capital leases, including current portion	$42,009	$39,023	$39,033	$37,505
	.